Receivables - Maturities of Financing Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
2017	$ 11,171
2018	2,396
2019	2,034
2020	1,389
2021	1,479
2022 and thereafter	193
Total	$ 18,662	$ 19,001	$ 21,472